Hedge accounting - Hedged item information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Notional amount	R$ 20,967,989	R$ 18,563,230	R$ 9,738,021
Fair value adjustments	772,112	(1,262,254)	(513,949)
Book value	(779,081)	1,216,786	525,664
Hedge of fair value
Disclosure of detailed information about hedged items [line items]
Notional amount	20,082,782	17,887,369	9,297,999
Fair value adjustments	659,971	(932,486)	(495,191)
Book value	(684,961)	887,138	506,190
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	446,442	414,043	440,022
Fair value adjustments	41,235	18,480	(18,758)
Book value	(34,603)	(17,252)	19,474
Hedge of cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	438,765	261,818	0
Fair value adjustments	70,906	(348,248)	0
Book value	R$ (59,517)	R$ 346,900	R$ 0